Pension and Other Post-Retirement Benefits - Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 42	$ 120
Debt securities	571	698
International balanced fund	0	112
Other	37	22
Total pension plan assets	1,706	1,621
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	898	572
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	158	97
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	9	8
Debt securities	0	0
International balanced fund	0	0
Other	0	0
Total pension plan assets	186	44
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	19	1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	158	35
Other (Level 2 & 3) [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	33	112
Debt securities	571	698
International balanced fund	0	112
Other	37	22
Total pension plan assets	1,520	1,577
Other (Level 2 & 3) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	879	571
Other (Level 2 & 3) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 0	$ 62